Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Mar. 31, 2013 Times	Jun. 30, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Number of common shares issued related to the exercise of share based compensation during the period		1,000,000
Preferred stock, share authorized		25,000,000	25,000,000
Preferred stock, par value		$ 1	$ 1
Common stock, share authorized		725,000,000	725,000,000
Common stock, par value		$ 0.001	$ 0.001
Options granted	72,810
Stock option per share value	$ 34.07
Number of times performance units to vest, Minimum	0
Weighted-average grant-date fair value of options granted	$ 10.54
Expected volatility used in computing fair value of options granted	53.70%
Expected life used in computing fair value of options granted, years	5 years
Dividend yield used in computing fair value of options granted	4.80%
Risk-free interest rate used in computing fair value of options granted	0.80%
Estimated forfeiture rate used in computing fair value of options granted	12.00%
Period of historical data used to calculate expected volatility in years	5 years
Restricted stock units [Member]
Class of Stock [Line Items]
Options granted	158,957
Fair value of granted stock	$ 5.4
Performance shares [Member]
Class of Stock [Line Items]
Options granted	54,773
Fair value of granted stock	2.3
Vesting period of stock option, restricted stock units and performance shares	3 years
Restricted stock [Member]
Class of Stock [Line Items]
Options granted	26,412
Fair value of restricted stock awards	$ 0.9
Value of each restricted stock unit and performance share unit in shares	Each restricted stock unit and performance share is equal in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Vesting period of stock option, restricted stock units and performance shares	3 years
Stock option [Member]
Class of Stock [Line Items]
Stock option, term	10 years
Vesting period of stock option, restricted stock units and performance shares	3 years